Other Receivables - Contracts with customers (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Other Receivables
Balance, beginning of the year	$ 575
A change in the time frame for a right to consideration to become unconditional	$ (575)